ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) € in Millions, $ in Millions		Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)		Nov. 25, 2013
Accounts Payable Accrued Expenses And Other Liabilities Details [Abstract]
Accrued expenses and deferred income		€ 110		€ 113	[1],[2]
Amounts due to re-insurers		56		17	[1],[2]
Income and other taxes payable		69		79	[1],[2]
Accounts payable		245		230	[1],[2]
Payroll related accruals		17		27	[1],[2]
Private equity: liabilities of investee entities	[3]	0		290	[1],[2]
Unsettled transactions on debt securities		0		1	[1],[2]
Accrued interest and commissions		229		262	[1],[2]
Deferred tax liability		22		21	[1],[2]
Amounts due to third-parties under collection agreements		16		124	[1],[2]
Pension liability		273		291	[1],[2]
Amounts due to government agencies		168		151	[1],[2]
Liabilities relating to deposit administration funds (DAF)		177		200	[1],[2]
Checks and credit card transactions under settlement		128		224	[1],[2]
Sale of Real Estate accounted for as financing obligation		707		743	[1],[2]
Other		356		201	[1],[2]
Total		2,573	$ 2,944	2,974	[1],[2]
Financial Instruments Measured At Fair Value [Line Items]
Accounts payable, accrued expenses and other liabilities (Securities short position and Other insurance liabilities)		0		4
Sale of Real Estate accounted for as financing obligation		707		743	[1],[2]
Fair Value Inputs Level 1 Member
Financial Instruments Measured At Fair Value [Line Items]
Accounts payable, accrued expenses and other liabilities (Securities short position and Other insurance liabilities)		€ 0		€ 0	[4]
Nbg Pangaea Sa [Member]
Financial Instruments Measured At Fair Value [Line Items]
Disposal of participations interest held in subsidiary						66.00%

[1]	(2) Information relating to restatement is disclosed in Note 44.
[2]	Restated
[3]	(1) The decrease is due to the reclassification of Private Equity Funds under line "Liabilities directly associated with long-lived assets held- for-sale", (please also refer to Note 17).
[4]	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).